DEFERRED POLICY ACQUISITION COSTS, DEFERRED SALES INDUCEMENTS AND VALUE OF BUSINESS ACQUIRED - Schedule of Rollforward of Deferred Acquisition Costs and Value of Business Acquired (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DAC:
Balance, beginning of year	$ 1,376	$ 1,702	$ 1,096
Additions	1,632	1,346	1,120
Derecognition		(1,129)
Amortization	(572)	(543)	(514)
Net change	1,060	(326)	606
Balance, end of year	2,436	1,376	1,702
DSI:
Balance, beginning of year	393	257	85
Additions	773	394	182
Derecognition		(246)
Amortization	(52)	(12)	(10)
Net change	721	136	172
Balance, end of year	1,114	393	257
VOBA asset:
Balance, beginning of year	8,927	509	404
Acquisition of business combination		9,321	176
Additions			37
Derecognition		(221)
Amortization	(794)	(682)	(108)
Net change	(794)	8,418	105
Balance, end of year	8,133	8,927	509
Total DAC, DSI and VOBA asset	11,683	10,696	2,468
Annuities
DAC:
Balance, beginning of year	886	1,314	886
Additions	1,121	764	508
Derecognition		(1,129)
Amortization	(114)	(63)	(80)
Net change	1,007	(428)	428
Balance, end of year	1,893	886	1,314
DSI:
Balance, beginning of year	393	257	85
Additions	773	394	182
Derecognition		(246)
Amortization	(52)	(12)	(10)
Net change	721	136	172
Balance, end of year	1,114	393	257
VOBA asset:
Balance, beginning of year	8,838	40	26
Acquisition of business combination		9,321	0
Additions			19
Derecognition		0
Amortization	(777)	(523)	(5)
Net change	(777)	8,798	14
Balance, end of year	8,061	8,838	40
Total DAC, DSI and VOBA asset	11,068	10,117	1,611
P&C
DAC:
Balance, beginning of year	184	171	124
Additions	406	474	464
Derecognition		0
Amortization	(424)	(461)	(417)
Net change	(18)	13	47
Balance, end of year	166	184	171
DSI:
Balance, beginning of year	0	0	0
Additions	0	0	0
Derecognition		0
Amortization	0	0	0
Net change	0	0	0
Balance, end of year	0	0	0
VOBA asset:
Balance, beginning of year	27	168	68
Acquisition of business combination		0	176
Additions			0
Derecognition		(221)
Amortization	(13)	(141)	(76)
Net change	(13)	(141)	100
Balance, end of year	14	27	168
Total DAC, DSI and VOBA asset	180	211	339
Life Insurance
DAC:
Balance, beginning of year	306	217	86
Additions	105	108	148
Derecognition		0
Amortization	(34)	(19)	(17)
Net change	71	89	131
Balance, end of year	377	306	217
DSI:
Balance, beginning of year	0	0	0
Additions	0	0	0
Derecognition		0
Amortization	0	0	0
Net change	0	0	0
Balance, end of year	0	0	0
VOBA asset:
Balance, beginning of year	62	301	310
Acquisition of business combination		0	0
Additions			18
Derecognition		0
Amortization	(4)	(18)	(27)
Net change	(4)	(239)	(9)
Balance, end of year	58	62	301
Total DAC, DSI and VOBA asset	$ 435	$ 368	$ 518